Bank loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Bank Loans [Abstract]
Beginning balance	$ 96,215	$ 55,000	$ 285,302
New loans	95,000	341,215	200,500
Disbursements	(95,000)	(300,000)	(442,957)
Sale of subsidiary	(1,215)	0	0
Exchange difference	0	0	12,155
Final balance	$ 95,000	$ 96,215	$ 55,000